Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	May 02, 2022	Jul. 23, 2021	Jul. 06, 2016	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000228717
Account Value [Line Items]
Line Graph and Table Measure Name		Holbrook Income Fund
Account Value		$ 9,871		$ 10,905	$ 10,146	$ 9,558	$ 9,929
C000170313
Account Value [Line Items]
Line Graph and Table Measure Name			Holbrook Income Fund
Account Value			$ 100,000	$ 147,539	136,863	128,695	133,353	$ 118,748	$ 115,283	$ 110,324	$ 105,816	$ 101,263
C000170314
Account Value [Line Items]
Line Graph and Table Measure Name				Holbrook Income Fund
Account Value			$ 10,000	$ 14,160	13,204	12,483	12,992	11,634	11,338	10,902	10,510	10,113
C000234271
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Account Value	$ 9,775			12,189	10,998	10,031
C000234272
Account Value [Line Items]
Line Graph and Table Measure Name	Holbrook Structured Income Fund
Account Value	$ 100,000			$ 125,617	113,055	102,723
C000234270
Account Value [Line Items]
Line Graph and Table Measure Name				Holbrook Structured Income Fund
Account Value	$ 10,000			$ 12,422	11,223	10,256
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value		$ 10,000		10,405	9,788	9,471	9,967
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			$ 100,000	114,415	107,622	104,146	109,591	109,564	105,972	101,026	100,613	99,944
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			$ 10,000	11,442	10,762	10,415	10,959	10,956	10,597	10,103	10,061	9,994
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,394	9,403	9,369
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 100,000			103,941	94,025	93,691
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			10,394	9,403	9,369
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000		9,276	8,391	8,361	9,916
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 100,000	107,959	97,659	97,313	115,412	115,967	109,210	97,938	99,991	99,096
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000	$ 10,796	$ 9,766	$ 9,731	$ 11,541	$ 11,597	$ 10,921	$ 9,794	$ 9,999	$ 9,910